The Hartford Mutual Funds II, Inc.
5 Radnor Corporate Center, Suite 300
100 Matsonford Road
Radnor, Pennsylvania 19087

March 4, 2016

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Hartford Mutual Funds II, Inc., File Nos. 002-11387/811-00558

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectuses and statement of additional information being used in connection with the offering of shares of the series of The Hartford Mutual Funds II, Inc. (the “Registrant”) under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.	that the form of prospectuses and statement of additional information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 131 to the Registrant’s registration statement (the “Amendment”) filed on February 29, 2016; and

2.	that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on February 29, 2016.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-1844.

Sincerely,

/s/ Alice A Pellegrino
Alice A. Pellegrino
Assistant Secretary

cc: John V. O’Hanlon, Esq.